UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23145

Investment Company Act File Number

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Income Builder Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	123,839	$1,758,728

		$1,758,728

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	21,023	$1,599,009

		$1,599,009

Airlines — 0.1%
Japan Airlines Co., Ltd.	15,227	$484,876

		$484,876

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	66,139	$2,142,242

		$2,142,242

Automobiles — 0.3%
Daimler AG	15,925	$1,197,669

		$1,197,669

Banks — 7.5%
BNP Paribas SA	24,401	$1,560,976
Danske Bank A/S	55,674	1,856,977
ING Groep NV	107,833	1,549,123
JPMorgan Chase & Co.	57,671	4,880,697
Mitsubishi UFJ Financial Group, Inc.	323,271	2,070,073
Nordea Bank AB	303,321	3,661,773
PNC Financial Services Group, Inc. (The)	14,017	1,688,488
Skandinaviska Enskilda Banken AB, Class A	100,034	1,123,663
Svenska Handelsbanken AB, Class A	65,017	970,620
Swedbank AB, Class A	47,971	1,212,948
U.S. Bancorp	33,358	1,756,299
Wells Fargo & Co.	110,618	6,231,112

		$28,562,749

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	18,416	$1,922,962
Constellation Brands, Inc., Class A	12,311	1,843,695
Diageo PLC	101,526	2,820,173

		$6,586,830

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.(1)	8,683	$1,134,694
BioMarin Pharmaceutical, Inc.(1)	11,029	966,471
Celgene Corp.(1)	21,033	2,442,983
Shire PLC	52,154	2,903,714

		$7,447,862

Building Products — 0.6%
Assa Abloy AB, Class B	123,040	$2,328,220

		$2,328,220

Security	Shares	Value
Capital Markets — 0.6%
Credit Suisse Group AG	144,052	$2,198,971

		$2,198,971

Chemicals — 1.0%
BASF SE	16,049	$1,549,270
Givaudan SA	328	591,332
PPG Industries, Inc.	17,262	1,726,373

		$3,866,975

Containers & Packaging — 0.9%
Sealed Air Corp.	69,030	$3,347,955

		$3,347,955

Diversified Telecommunication Services — 1.8%
Elisa Oyj	10,659	$359,183
Nippon Telegraph & Telephone Corp.	94,765	4,185,988
Telstra Corp., Ltd.	628,014	2,382,711

		$6,927,882

Electric Utilities — 1.5%
American Electric Power Co., Inc.	33,243	$2,129,547
NextEra Energy, Inc.	27,974	3,460,943

		$5,590,490

Electrical Equipment — 1.0%
Melrose Industries PLC	1,066,381	$2,625,391
Zhuzhou CRRC Times Electric Co., Ltd., Class H	229,598	1,308,142

		$3,933,533

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	40,424	$2,082,240
Keyence Corp.	5,182	2,012,518

		$4,094,758

Energy Equipment & Services — 0.9%
Halliburton Co.	30,827	$1,743,883
Schlumberger, Ltd.	21,887	1,832,161

		$3,576,044

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	23,992	$2,483,172
Equity Residential	46,494	2,825,440

		$5,308,612

Food & Staples Retailing — 0.5%
METRO AG	54,321	$1,858,905

		$1,858,905

Food Products — 0.6%
Kerry Group PLC, Class A	17,811	$1,252,352
Pinnacle Foods, Inc.	22,781	1,211,721

		$2,464,073

Health Care Equipment & Supplies — 0.3%
Edwards Lifesciences Corp.(1)	11,037	$1,062,201

		$1,062,201

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Accor SA	29,914	$1,212,295
TUI AG	67,478	988,935

		$2,201,230

Household Durables — 1.6%
Newell Brands, Inc.	90,397	$4,278,490
Persimmon PLC	75,158	1,830,575

		$6,109,065

Household Products — 0.5%
Reckitt Benckiser Group PLC	24,050	$2,063,623

		$2,063,623

Industrial Conglomerates — 0.7%
Siemens AG	20,259	$2,620,671

		$2,620,671

Insurance — 3.6%
AIA Group, Ltd.	634,893	$3,930,845
Chubb, Ltd.	30,333	3,988,486
Prudential PLC	89,813	1,740,463
St. James’s Place PLC	215,444	2,914,644
Zurich Insurance Group AG	4,207	1,211,505

		$13,785,943

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	4,790	$3,944,469

		$3,944,469

Internet Software & Services — 3.3%
Alphabet, Inc., Class C(1)	10,309	$8,214,108
Facebook, Inc., Class A(1)	34,072	4,440,263

		$12,654,371

IT Services — 1.0%
Visa, Inc., Class A	47,501	$3,928,808

		$3,928,808

Machinery — 2.5%
Fortive Corp.	57,451	$3,177,615
Komatsu, Ltd.	49,850	1,180,379
Kone Oyj, Class B	20,842	942,286
Kubota Corp.	206,056	3,275,726
Metso Oyj	15,976	491,150
SKF AB, Class B	23,871	480,328

		$9,547,484

Media — 1.8%
Interpublic Group of Cos., Inc.	144,252	$3,394,250
Time Warner, Inc.	26,833	2,598,776
Tribune Media Co., Class A	33,293	960,170

		$6,953,196

Metals & Mining — 0.5%
Rio Tinto, Ltd.	34,442	$1,747,223

		$1,747,223

Multiline Retail — 0.2%
Macy’s, Inc.	25,894	$764,909

		$764,909

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	47,842	$3,326,454
Chevron Corp.	22,576	2,513,838
Occidental Petroleum Corp.	42,081	2,851,829
Royal Dutch Shell PLC, Class B	85,382	2,411,564
Seven Generations Energy, Ltd., Class A(1)	73,161	1,462,377

		$12,566,062

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	18,886	$428,333

		$428,333

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	45,038	$3,657,536

		$3,657,536

Pharmaceuticals — 5.1%
Allergan PLC(1)	14,201	$3,108,457
AstraZeneca PLC	36,966	1,961,748
Eli Lilly & Co.	30,830	2,374,835
Johnson & Johnson	30,721	3,479,153
Novartis AG	31,994	2,362,038
Novo Nordisk A/S, Class B	51,109	1,847,066
Roche Holding AG PC	9,096	2,155,281
Zoetis, Inc.	37,726	2,072,666

		$19,361,244

Professional Services — 1.4%
SGS SA	982	$2,083,591
Verisk Analytics, Inc.(1)	41,418	3,422,784

		$5,506,375

Road & Rail — 1.5%
CSX Corp.	30,712	$1,424,730
Union Pacific Corp.	39,855	4,247,746

		$5,672,476

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	25,528	$3,099,705
Sumco Corp.	82,888	1,295,882

		$4,395,587

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	8,840	$1,451,882
Industria de Diseno Textil SA	81,528	2,696,581
Lowe’s Cos., Inc.	43,165	3,154,498

		$7,302,961

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	34,951	$4,241,304

		$4,241,304

Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	9,129	$1,839,704
NIKE, Inc., Class B	23,365	1,236,009
Pandora A/S	14,566	1,908,857

		$4,984,570

Tobacco — 0.5%
Altria Group, Inc.	27,736	$1,974,249

		$1,974,249

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Brenntag AG	35,140	$2,044,346

		$2,044,346

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	787,230	$1,928,343

		$1,928,343

Total Common Stocks (identified cost $225,994,934)		$236,722,962

Preferred Stocks — 3.8%

Security	Shares	Value
Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(2)	9,798	$1,044,099
CoBank ACB, Series F, 6.25% to 10/1/22(2)	8,600	879,350
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)	1,115	117,354
Farm Credit Bank of Texas, Series 1, 10.00%	230	276,575
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	552,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(2)	15,030	399,047
KeyCorp, Series E, 6.125% to 12/15/26(2)	20,550	563,070
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(2)	6,900	179,055
Regions Financial Corp., Series A, 6.375%	18,416	470,345
SunTrust Banks, Inc., Series E, 5.875%	34,002	852,430
Texas Capital Bancshares, Inc., 6.50%	20,005	508,327
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	369,254
Webster Financial Corp., Series E, 6.40%	20,335	518,339
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,068,934

		$7,798,179

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	7,197	$187,914
Legg Mason, Inc., 5.45%	10,800	245,916

		$433,830

Consumer Finance — 0.2%
SLM Corp., Series B, 2.663%(3)	10,280	$591,100

		$591,100

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$780,300

		$780,300

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$145,970
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	213,406
Southern Co. (The), 6.25%	22,549	591,686

		$951,062

Security	Shares		Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%		25,300	$636,295
DDR Corp., Series K, 6.25%		6,500	163,215
PS Business Parks, Inc., Series W, 5.20%		4,991	111,000
Vornado Realty Trust, Series K, 5.70%		21,500	520,085

			$1,430,595

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(4)		4,700	$494,234
Ocean Spray Cranberries, Inc., 6.25%(4)		540	47,385

			$541,619

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%		18,050	$455,582

			$455,582

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$232,541

			$232,541

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(2)		28,434	$739,284

			$739,284

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%		19,973	$513,106

			$513,106

Total Preferred Stocks (identified cost $14,221,751)			$14,467,198

Corporate Bonds & Notes — 29.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.1%
TransDigm, Inc., 6.00%, 7/15/22		500	$505,000

			$505,000

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(6)	GBP	650	$840,726
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(4)		205	219,862
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(6)	GBP	650	892,192

			$1,952,780

Automobiles — 0.3%
Aston Martin Holdings UK, Ltd., 10.25%, 7/15/18(4)(7)		850	$879,750
FTE Verwaltungs GmbH, 9.00%, 7/15/20(6)	EUR	400	455,907

			$1,335,657

Banks — 3.0%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(4)(8)		200	$212,577
Banco do Brasil SA, 9.00% to 6/18/24(2)(4)(8)		304	308,560
Bank of America Corp., Series AA, 6.10% to 3/17/25(2)(8)		1,018	1,062,537
Barclays PLC, 8.25% to 12/15/18(2)(8)		974	1,018,977
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(2)(4)		430	436,450
CIT Group, Inc., 5.375%, 5/15/20		500	533,125

Security	Principal Amount* (000’s omitted)		Value
Citigroup, Inc., Series M, 6.30% to 5/15/24(2)(8)		380	$388,550
Citigroup, Inc., Series T, 6.25% to 8/15/26(2)(8)		558	590,085
Credit Agricole SA, 7.875% to 1/23/24(2)(4)(8)		327	333,893
Deutsche Bank AG, 7.50% to 4/30/25(2)(8)		520	478,093
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(2)(8)		460	440,680
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(8)		215	235,567
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(2)(8)		353	364,487
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(2)(8)		1,268	1,306,040
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(4)(8)		335	365,988
Lloyds Banking Group PLC, 7.50% to 6/27/24(2)(8)		1,033	1,074,103
M&T Bank Corp., Series F, 5.125% to 11/1/26(2)(8)		280	274,106
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(2)(8)		170	167,875
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(2)(8)		404	397,435
Standard Chartered PLC, 7.014% to 7/30/37(2)(4)(8)		249	263,629
Standard Chartered PLC, 7.75% to 4/2/23(2)(4)(8)		320	320,000
Zions Bancorporation, Series I, 5.80% to 9/15/23(2)(8)		88	85,580
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)(8)		619	666,973

			$11,325,310

Building Products — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(4)		115	$118,594
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(6)	EUR	893	1,066,871
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,062,625
Standard Industries, Inc., 5.125%, 2/15/21(4)		60	63,000
Standard Industries, Inc., 5.50%, 2/15/23(4)		115	119,887
Standard Industries, Inc., 6.00%, 10/15/25(4)		535	567,769
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	624,000

			$3,622,746

Capital Markets — 0.6%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,045,250
Morgan Stanley, Series J, 5.55% to 7/15/20(2)(8)		570	585,675
UBS Group AG, 6.875% to 8/7/25(2)(6)(8)		833	831,717

			$2,462,642

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,275
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	114,813
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(4)		105	108,150
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(4)		20	20,254

			$274,492

Chemicals — 0.5%
CF Industries, Inc., 4.95%, 6/1/43		120	$103,500
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		1,000	1,025,625
Tronox Finance, LLC, 6.375%, 8/15/20		50	48,437
Tronox Finance, LLC, 7.50%, 3/15/22(4)		15	14,700
Valvoline, Inc., 5.50%, 7/15/24(4)		45	47,363
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	788,437

			$2,028,062

Security	Principal Amount* (000’s omitted)		Value
Commercial Services & Supplies — 1.5%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(4)		170	$173,400
Clean Harbors, Inc., 5.125%, 6/1/21		400	410,580
Covanta Holding Corp., 5.875%, 3/1/24		500	498,750
Covanta Holding Corp., 6.375%, 10/1/22		35	36,225
GFL Environmental, Inc., 9.875%, 2/1/21(4)		450	491,625
Hertz Corp. (The), 5.50%, 10/15/24(4)		95	80,275
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(6)	CHF	900	964,075
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(4)		270	293,287
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(4)		75	76,594
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	589,875
Team Health, Inc., 7.25%, 12/15/23(4)		300	344,250
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(9)		240	235,200
Tervita Escrow Corp., 7.625%, 12/1/21(4)		125	130,000
United Rentals North America, Inc., 5.50%, 5/15/27		85	85,850
United Rentals North America, Inc., 7.625%, 4/15/22		358	375,676
Verisure Holding AB, 6.00%, 11/1/22(6)	EUR	850	1,003,010

			$5,788,672

Communications Equipment — 0.2%
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		630	$672,525

			$672,525

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$602,250
CPUK Finance, Ltd., 7.00%, 2/28/42(6)	GBP	650	868,849

			$1,471,099

Containers & Packaging — 0.7%
ARD Finance S.A., 6.625%, 9/15/23(4)(7)	EUR	200	$218,879
ARD Finance S.A., 6.625%, 9/15/23(6)(7)	EUR	800	875,517
Ball Corp., 4.375%, 12/15/23	EUR	450	544,797
BWAY Holding Co., 9.125%, 8/15/21(4)		285	307,800
Flex Acquisition Co., Inc., 6.875%, 1/15/25(4)		80	81,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(4)		140	143,675
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		500	515,415
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(4)		165	176,117

			$2,863,680

Distributors — 0.0%(5)
HD Supply, Inc., 5.75%, 4/15/24(4)		105	$110,512

			$110,512

Diversified Financial Services — 0.8%
Amigo Luxembourg SA, 7.625%, 1/15/24(6)	GBP	615	$795,041
Cadence Financial Corp., 4.875%, 6/28/19(4)		508	497,392
FBM Finance, Inc., 8.25%, 8/15/21(4)		165	176,962
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(4)		115	116,150
Leucadia National Corp., 6.625%, 10/23/43		419	411,840
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(4)(9)		455	466,944
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(4)(9)		265	272,619
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(4)		277	206,365

			$2,943,313

Security	Principal Amount* (000’s omitted)		Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$516,095
CenturyLink, Inc., 7.50%, 4/1/24		100	106,125
Cincinnati Bell, Inc., 7.00%, 7/15/24(4)		80	84,700

			$706,920

Electric Utilities — 1.0%
AES Corp. (The), 5.50%, 3/15/24		550	$559,625
AES Gener SA, 8.375% to 6/18/19, 12/18/73(2)(4)		515	549,917
Dynegy, Inc., 7.375%, 11/1/22		330	327,525
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(2)		940	1,029,300
NRG Energy, Inc., 7.25%, 5/15/26(4)		235	247,044
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	512,500
Pattern Energy Group, Inc., 5.875%, 2/1/24(4)		115	117,444
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(2)		580	600,689

			$3,944,044

Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., 7.25%, 10/15/22		750	$811,875

			$811,875

Energy Equipment & Services — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)		467	$23,350
Novafives SAS, 4.50%, 6/30/21(6)	EUR	725	749,962

			$773,312

Food Products — 0.8%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(4)		115	$117,587
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(4)		165	164,381
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(4)		95	99,247
Dean Foods Co., 6.50%, 3/15/23(4)		1,000	1,047,500
Fresh Market, Inc. (The), 9.75%, 5/1/23(4)		65	58,013
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)		45	45,225
Land O’ Lakes, Inc., 8.00%(4)(8)		875	914,375
Post Holdings, Inc., 5.00%, 8/15/26(4)		85	82,396
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)		180	189,675
US Foods, Inc., 5.875%, 6/15/24(4)		395	414,750

			$3,133,149

Food Service — 0.0%(5)
Landry’s, Inc., 6.75%, 10/15/24(4)		105	$108,413

			$108,413

Health Care Equipment & Supplies — 1.9%
Alere, Inc., 6.375%, 7/1/23(4)		1,035	$1,052,466
Alere, Inc., 6.50%, 6/15/20		40	40,116
Centene Corp., 4.75%, 1/15/25		300	296,811
Centene Corp., 5.625%, 2/15/21		90	94,707
Centene Corp., 6.125%, 2/15/24		340	362,100
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		100	73,500
Envision Healthcare Corp., 5.625%, 7/15/22		1,000	1,033,750
Envision Healthcare Corp., 6.25%, 12/1/24(4)		220	232,100

Security	Principal Amount* (000’s omitted)		Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)		750	$796,875
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(4)		320	346,400
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(4)		180	193,185
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(4)		125	140,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(4)		1,230	1,308,412
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(4)		1,020	1,109,250
Teleflex, Inc., 4.875%, 6/1/26		40	39,900

			$7,119,572

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		45	$46,856
HCA, Inc., 4.50%, 2/15/27		40	39,550
HCA, Inc., 5.875%, 2/15/26		750	781,875
MEDNAX, Inc., 5.25%, 12/1/23(4)		500	517,500
Tenet Healthcare Corp., 6.75%, 6/15/23		495	469,013
Tenet Healthcare Corp., 7.50%, 1/1/22(4)		85	91,375

			$1,946,169

Hotels, Restaurants & Leisure — 1.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(4)		1,000	$1,043,770
Carlson Travel, Inc., 6.75%, 12/15/23(4)		200	208,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(4)		120	115,500
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(4)		95	99,394
MGM Resorts International, 6.00%, 3/15/23		550	593,830
NCL Corp., Ltd., 4.75%, 12/15/21(4)		150	151,500
NH Hotel Group SA, 3.75%, 10/1/23(6)	EUR	960	1,082,066
Penn National Gaming, Inc., 5.625%, 1/15/27(4)		55	55,207
Scientific Games International, Inc., 10.00%, 12/1/22		105	108,110
Studio City Co., Ltd., 7.25%, 11/30/21(4)		200	211,790

			$3,669,417

Household Durables — 0.0%(5)
Tempur Sealy International, Inc., 5.50%, 6/15/26		130	$128,375

			$128,375

Household Products — 0.4%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(6)	EUR	850	$947,534
Central Garden & Pet Co., 6.125%, 11/15/23		500	537,500

			$1,485,034

Insurance — 0.6%
Genworth Financial, Inc., 7.625%, 9/24/21		77	$71,417
Hub International, Ltd., 7.875%, 10/1/21(4)		500	525,000
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(2)		450	453,375
XLIT, Ltd., Series E, 6.50% to 4/15/17(2)(8)		1,264	1,068,080

			$2,117,872

Internet Software & Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24		505	$543,506
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	492,610

			$1,036,116

Security	Principal Amount* (000’s omitted)		Value
IT Services — 0.3%
Alliance Data Systems Corp., 5.25%, 11/15/23(6)	EUR	850	$946,442
Alliance Data Systems Corp., 5.875%, 11/1/21(4)		210	217,350

			$1,163,792

Machinery — 0.2%
Cloud Crane, LLC, 10.125%, 8/1/24(4)		150	$165,375
Manitowoc Foodservice, Inc., 9.50%, 2/15/24		295	340,725
Navistar International Corp., 8.25%, 11/1/21		235	238,525

			$744,625

Media — 2.9%
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	546	$628,302
Altice Luxembourg S.A., 7.75%, 5/15/22(4)		315	335,081
Altice US Finance I Corp., 5.50%, 5/15/26(4)		200	205,500
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24(6)	GBP	545	730,167
Cable Communications Systems NV, 5.00%, 10/15/23(6)	EUR	710	818,007
Cablevision Systems Corp., 5.875%, 9/15/22		55	55,413
Cablevision Systems Corp., 8.00%, 4/15/20		70	77,539
CBS Radio, Inc., 7.25%, 11/1/24(4)		75	78,328
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		1,130	1,211,575
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(4)		10	10,175
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(4)		420	432,600
CSC Holdings, LLC, 6.75%, 11/15/21		500	544,250
CSC Holdings, LLC, 10.875%, 10/15/25(4)		500	596,250
DISH DBS Corp., 7.75%, 7/1/26		155	173,552
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(4)		175	162,750
MDC Partners, Inc., 6.50%, 5/1/24(4)		265	231,875
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(4)(7)		35	33,425
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	533,440
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	955,411
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24(6)	GBP	1,050	1,340,912
Virgin Media Secured Finance PLC, 5.00%, 4/15/27(6)(9)	GBP	1,330	1,662,518
Ziggo Bond Finance B.V., 6.00%, 1/15/27(4)		245	243,775
Ziggo Secured Finance B.V., 5.50%, 1/15/27(4)		225	224,156

			$11,285,001

Metals & Mining — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		380	$355,300
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	49,500
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(4)		270	307,800
Eldorado Gold Corp., 6.125%, 12/15/20(4)		45	46,237
Freeport-McMoRan, Inc., 3.10%, 3/15/20		45	44,888
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	32,463
Freeport-McMoRan, Inc., 4.55%, 11/14/24		150	141,375
Hudbay Minerals, Inc., 7.25%, 1/15/23(4)		115	122,187
Hudbay Minerals, Inc., 7.625%, 1/15/25(4)		200	215,000
New Gold, Inc., 6.25%, 11/15/22(4)		145	146,450
Novelis Corp., 5.875%, 9/30/26(4)		180	183,825
Novelis Corp., 6.25%, 8/15/24(4)		125	132,344
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20		495	496,237
Teck Resources, Ltd., 3.00%, 3/1/19		15	15,150
Teck Resources, Ltd., 5.20%, 3/1/42		40	37,400

Security	Principal Amount* (000’s omitted)		Value
Teck Resources, Ltd., 5.40%, 2/1/43		85	$80,325
Teck Resources, Ltd., 6.00%, 8/15/40		45	45,338
Teck Resources, Ltd., 8.00%, 6/1/21(4)		125	138,125
Teck Resources, Ltd., 8.50%, 6/1/24(4)		130	151,612
United States Steel Corp., 8.375%, 7/1/21(4)		100	111,250
Zekelman Industries, Inc., 9.875%, 6/15/23(4)		15	16,988

			$2,869,794

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(2)		114	$117,990
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,230,521

			$1,348,511

Multiline Retail — 0.4%
B&M European Value Retail S.A., 4.125%, 2/1/22(6)(9)	GBP	655	$840,799
Dollar Tree, Inc., 5.25%, 3/1/20		500	514,375
Dollar Tree, Inc., 5.75%, 3/1/23		330	350,295

			$1,705,469

Oil, Gas & Consumable Fuels — 2.6%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		374	$392,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		200	205,750
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		40	41,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		105	109,463
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,028,750
Canbriam Energy, Inc., 9.75%, 11/15/19(4)		305	322,156
Chesapeake Energy Corp., 8.00%, 12/15/22(4)		105	112,481
Chesapeake Energy Corp., 8.00%, 1/15/25(4)		165	170,362
Continental Resources, Inc., 4.50%, 4/15/23		145	143,913
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		210	213,150
Denbury Resources, Inc., 9.00%, 5/15/21(4)		220	241,450
Diamondback Energy, Inc., 4.75%, 11/1/24(4)		60	60,225
Diamondback Energy, Inc., 5.375%, 5/31/25(4)		155	160,425
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(4)		40	42,100
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(4)		500	545,000
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(4)		110	119,350
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(4)		208	223,600
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(4)		245	260,925
Gulfport Energy Corp., 6.00%, 10/15/24(4)		340	348,075
Gulfport Energy Corp., 6.625%, 5/1/23		750	787,500
Murphy Oil Corp., 6.875%, 8/15/24		55	59,125
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	526,250
Newfield Exploration Co., 5.625%, 7/1/24		65	68,738
Noble Holding International, Ltd., 7.75%, 1/15/24		200	199,250
Oasis Petroleum, Inc., 6.50%, 11/1/21		50	51,375
Oasis Petroleum, Inc., 6.875%, 3/15/22		45	46,350
Oasis Petroleum, Inc., 6.875%, 1/15/23		210	216,037
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(2)(4)(8)(10)		783	96,387
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(4)		140	144,200
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(4)		150	161,812
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23		50	51,125
PDC Energy, Inc., 6.125%, 9/15/24(4)		40	42,000
Petrobras Global Finance BV, 6.125%, 1/17/22		342	354,312
Precision Drilling Corp., 6.50%, 12/15/21		25	25,813

Security	Principal Amount* (000’s omitted)	Value
Precision Drilling Corp., 6.625%, 11/15/20	18	$18,363
Precision Drilling Corp., 7.75%, 12/15/23(4)	10	10,850
Rice Energy, Inc., 7.25%, 5/1/23	80	86,200
Seven Generations Energy, Ltd., 6.75%, 5/1/23(4)	25	26,875
Seven Generations Energy, Ltd., 8.25%, 5/15/20(4)	1,000	1,066,250
SM Energy Co., 5.625%, 6/1/25	85	83,725
SM Energy Co., 6.125%, 11/15/22	135	140,063
SM Energy Co., 6.75%, 9/15/26	80	83,600
Southwestern Energy Co., 4.10%, 3/15/22	85	79,263
Southwestern Energy Co., 5.80%, 1/23/20	145	150,438
Southwestern Energy Co., 7.50%, 2/1/18	17	17,808
Transocean, Inc., 9.00%, 7/15/23(4)	80	85,550
Trinidad Drilling, Ltd., 6.625%, 2/15/25(4)(9)	30	30,750
Weatherford International, Ltd., 9.875%, 2/15/24(4)	80	86,600
Whiting Petroleum Corp., 5.00%, 3/15/19	45	46,035
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,375
WildHorse Resource Development Corp., 6.875%, 2/1/25(4)(9)	270	269,662
WPX Energy, Inc., 7.50%, 8/1/20	95	103,550

		$9,982,806

Pharmaceuticals — 0.3%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(4)	285	$299,963
Nature’s Bounty Co. (The), 7.625%, 5/15/21(4)	225	236,250
PRA Holdings, Inc., 9.50%, 10/1/23(4)	80	89,200
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	630	482,737
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(4)	15	14,869
Vizient, Inc., 10.375%, 3/1/24(4)	50	57,000

		$1,180,019

Pipelines — 1.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(4)	80	$82,200
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(4)	230	244,087
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(4)	170	190,612
Energy Transfer Equity, L.P., 5.875%, 1/15/24	20	21,450
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(4)	60	63,150
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(4)	125	131,406
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	105	114,450
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,020	1,115,625
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,000	1,070,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	114,581
Transcanada Trust, Series 16-A, 5.875% to 8/15/26, 8/15/76(2)	350	371,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	230	227,240
Williams Cos., Inc. (The), 4.55%, 6/24/24	125	127,188
Williams Cos., Inc. (The), 5.75%, 6/24/44	145	147,538
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	120	124,201

		$4,144,728

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(4)	160	$160,960
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(4)	35	38,106
Mattamy Group Corp., 6.875%, 12/15/23(4)	245	253,575
William Lyon Homes, Inc., 5.875%, 1/31/25(4)	60	59,775

		$512,416

Security	Principal Amount* (000’s omitted)		Value
Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(4)		1,000	$1,045,000

			$1,045,000

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(4)		55	$55,413
Micron Technology, Inc., 7.50%, 9/15/23(4)		120	133,500
Microsemi Corp., 9.125%, 4/15/23(4)		575	669,875
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(4)		200	206,980
Versum Materials, Inc., 5.50%, 9/30/24(4)		145	151,162

			$1,216,930

Software — 0.9%
Camelot Finance S.A., 7.875%, 10/15/24(4)		85	$90,100
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(4)		20	21,162
Infor (US), Inc., 5.75%, 8/15/20(4)		160	167,000
Infor (US), Inc., 5.75%, 5/15/22	EUR	1,025	1,130,941
Rackspace Hosting, Inc., 8.625%, 11/15/24(4)		130	135,200
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(4)		545	621,300
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	809,875
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(4)		330	315,975

			$3,291,553

Specialty Retail — 0.3%
Hot Topic, Inc., 9.25%, 6/15/21(4)		750	$791,250
PetSmart, Inc., 7.125%, 3/15/23(4)		215	211,775

			$1,003,025

Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(4)		45	$47,015
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(4)		135	145,175
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(4)		205	216,308
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(4)		355	383,939
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(4)		215	235,522
Western Digital Corp., 7.375%, 4/1/23(4)		590	651,213
Western Digital Corp., 10.50%, 4/1/24(4)		475	561,094

			$2,240,266

Telecommunications — 1.3%
Avaya, Inc., 9.00%, 4/1/19(4)(10)		400	$324,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(2)(4)(8)		648	590,904
eircom Finance DAC, 4.50%, 5/31/22(6)	EUR	276	311,625
Hughes Satellite Systems Corp., 5.25%, 8/1/26(4)		125	125,312
Hughes Satellite Systems Corp., 6.625%, 8/1/26(4)		85	88,188
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	31,725
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	67,150
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	208,000
Level 3 Financing, Inc., 5.25%, 3/15/26(4)		90	89,887
Sprint Corp., 7.875%, 9/15/23		1,800	1,972,080
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,091,830

			$4,900,701

Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.875%, 5/1/23(6)	EUR	450	$524,669

			$524,669

Security	Principal Amount* (000’s omitted)	Value
Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	235	$250,922

		$250,922

Transportation — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(4)	260	$273,650
XPO Logistics, Inc., 6.125%, 9/1/23(4)	80	83,200
XPO Logistics, Inc., 6.50%, 6/15/22(4)	500	523,750

		$880,600

Total Corporate Bonds & Notes (identified cost $111,181,812)		$114,627,585

Senior Floating-Rate Loans — 0.8%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.03%, Maturing 11/30/23	$140	$141,946

		$141,946

Containers and Glass Products — 0.0%(5)
BWAY Holding Company, Term Loan, 4.75%, Maturing 8/14/23	$135	$135,939

		$135,939

Financial Intermediaries — 0.1%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	$300	$313,000

		$313,000

Health Care — 0.4%
inVentiv Health, Inc., Term Loan, 4.75%, Maturing 11/9/23	$190	$191,646
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	928	942,090
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	190	190,831
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	135	137,869

		$1,462,436

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$365	$400,017

		$400,017

Publishing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$521	$501,414

		$501,414

Total Senior Floating-Rate Loans (identified cost $2,908,806)		$2,954,752

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(4)	$300	$293,812

Total Convertible Bonds (identified cost $280,663)		$293,812

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
iShares U.S. Preferred Stock ETF	117,000	$4,457,700

Total Exchange-Traded Funds (identified cost $4,520,379)		$4,457,700

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(12)	645,417	$645,481

Total Short-Term Investments (identified cost $645,481)		$645,481

Total Investments — 97.8% (identified cost $359,753,826)		$374,169,490

Other Assets, Less Liabilities — 2.2%		$8,591,997

Net Assets — 100.0%		$382,761,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $48,293,883 or 12.6% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $21,362,840 or 5.6% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $12,380.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.8%	$227,351,531
United Kingdom	8.5	31,782,074
Japan	3.9	14,505,442
Germany	3.2	12,149,207
Switzerland	3.1	11,519,985
Sweden	2.9	10,780,562
Canada	2.7	10,178,475
Netherlands	2.1	7,735,303
Ireland	1.7	6,275,334
France	1.7	6,221,499
Denmark	1.5	5,612,900
Luxembourg	1.2	4,362,424
Hong Kong	1.1	4,142,635
Spain	1.0	3,801,997
Australia	0.8	2,903,088
Finland	0.6	2,220,952
Belgium	0.5	1,922,962
China	0.3	1,308,142
Brazil	0.3	1,195,709
Italy	0.2	947,534
New Zealand	0.2	835,207
Romania	0.2	818,007
Colombia	0.2	590,904
Chile	0.1	549,917
Exchange-Traded Funds	1.2	4,457,700

Total Investments	100.0%	$374,169,490

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,248,453	EUR	1,180,004	State Street Bank and Trust Company	2/28/17	$—	$(26,575)

						$—	$(26,575)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
DAX 30 Index	12	Short	Mar-17	$(3,750,883)	$(3,767,960)	$(17,077)
OMX Stockholm 30 Index	209	Short	Feb-17	(3,650,178)	(3,675,896)	(25,718)
S&P 500 E-mini Index	94	Long	Mar-17	10,670,421	10,690,150	19,729
STOXX Europe 600 Banks Index	385	Short	Mar-17	(3,620,744)	(3,593,301)	27,443

						$4,377

DAX 30 Index: Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

OMX Stockholm 30 Index: Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the fiscal year to date ended January 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$47,172	$(42,795)

Total		$47,172	$(42,795)

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(26,575)

Total		$—	$(26,575)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$360,393,026

Gross unrealized appreciation	$23,719,787
Gross unrealized depreciation	(9,943,323)

Net unrealized appreciation	$13,776,464

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,925,695	$11,674,616		$—	$35,600,311
Consumer Staples	8,687,201	9,918,015		—	18,605,216
Energy	13,730,542	2,411,564		—	16,142,106
Financials	18,545,082	26,002,581		—	44,547,663
Health Care	16,641,460	11,229,847		—	27,871,307
Industrials	15,630,612	19,865,106		—	35,495,718
Information Technology	22,906,723	6,408,105		—	29,314,828
Materials	5,074,328	4,316,158		—	9,390,486
Real Estate	5,308,612	—		—	5,308,612
Telecommunication Services	—	8,856,225		—	8,856,225
Utilities	5,590,490	—		—	5,590,490
Total Common Stocks	$136,040,745	$100,682,217	*	$—	$236,722,962

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$541,619	$—	$541,619
Energy	739,284	—	—	739,284
Financials	7,799,137	2,317,378	—	10,116,515
Industrials	455,582	—	—	455,582
Real Estate	1,430,595	—	—	1,430,595
Utilities	1,183,603	—	—	1,183,603
Total Preferred Stocks	$11,608,201	$2,858,997	$—	$14,467,198
Corporate Bonds & Notes	$—	$114,627,585	$—	$114,627,585
Senior Floating-Rate Loans	—	2,954,752	—	2,954,752
Convertible Bonds	—	293,812	—	293,812
Exchange-Traded Funds	4,457,700	—	—	4,457,700
Short-Term Investments	—	645,481	—	645,481
Total Investments	$152,106,646	$222,062,844	$—	$374,169,490
Futures Contracts	$19,729	$27,443	$—	$47,172
Total	$152,126,375	$222,090,287	$—	$374,216,662

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(26,575)	$—	$(26,575)
Futures Contracts	—	(42,795)	—	(42,795)
Total	$—	$(69,370)	$—	$(69,370)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017